INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

17. INCOME TAXES

	Year ended December 31, 2024	Year ended December 31, 2023
Net loss before income tax	$17,361	$8,612
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	4,687	2,325
Tax effect of:
Permanent differences and other	(1,855)	1,627
Impact of Investment in Big Ridge Gold Corp.	(3,188)	(314)
Flow-though eligible expenditures	(1,400)	(884)
Share issue costs	151	149
Difference in tax rates in foreign jurisdictions	(2)	32
Flow-through share premium liability	2,047	1,576
Changes in unrecognized deferred tax assets	1,758	(2,831)
Other	(151)	(104)
Income tax recovery	$2,047	$1,576

Deferred tax assets and liabilities are offset if they relate to the same taxable entity and the same taxation authority.

Recognized deferred income tax assets (liabilities) are arising from:

	December 31, 2024	December 31, 2023
Non-capital loss carryforwards	$6,934	$4,607
Mineral properties	(11,374)	(4,715)
Other	(125)	(38)
Silver stream derivative liability	4,565	-
Property and equipment	-	146
Total	$-	$-

Deferred tax assets have not been recognized in respect of the following temporary differences:

	December 31, 2024	December 31, 2023
Non-capital loss carryforwards	$62,746	$55,676
Investment in Treasury Metals	-	32,731
Investment in PC Gold	14,473	14,473
Investment in Big Ridge	-	2,954
Silver Stream derivative liability	-	17,109
Investment tax credits	5,236	5,209
Other	25,594	1,994
Undeducted financing costs	886	1,049
Property and equipment	2,584	1,330
Mineral properties	478	41
Capital loss carryforwards	41,861	28,144
Total	$153,858	$160,710

As at December 31, 2024, the Company and its subsidiaries had unrecognized Canadian non-capital loss carryforwards of approximately $88,904,000 (December 31, 2023 - $72,997,000) which expire between the years 2025 and 2044, unrecognized Canadian capital loss carryforwards of approximately $41,861,000 (December 31, 2023- $28,144,000) which can be carried forward indefinitely, unrecognized Canadian investment tax credits of approximately $5,236,000 (December 31, 2023 - $5,209,000) which expire between the years 2026 and 2034.